Prepayments, Deposits and Other Assets, Net (Tables)	12 Months Ended
Jun. 30, 2019
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Schedule of prepayments, deposits and other assets, net
	As of June 30,
	2019	2018
Advances and deposits to suppliers	$596,437	$178,224
Prepaid expenses	280,290	29,484
Advances to employees	164,910	567,934
Unbilled receivables	148,329	-
Note receivables	60,842	114,979
Deferred contract costs	-	466,117
Less: allowance for doubtful accounts	(147)	(6,149)
	1,250,661	1,350,589
Less: Long term portion	(222,507)	(119,372)
Prepayments, deposits and other assets – current portion	$1,028,154	$1,231,217

Schedule of allowance for doubtful accounts

	As of June 30,
	2019	2018
Balance at the beginning of the year	$6,149	$41,602
Provision for doubtful accounts	(5,817)	(37,117)
Foreign currency translation adjustment	(185)	1,664
Balance at the end of the year	$147	$6,149